Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2021		$ 50	$ 1,738,179	$ 99,850	$ 937,660	$ 85,118	$ 2,860,857
Balance (in Shares) at Dec. 31, 2021	[1]	20,000,000
Net income (loss)					930,009		930,009
Statutory reserves appropriation				104,754	(104,754)
Foreign currency translation adjustments						(238,627)	(238,627)
Balance at Dec. 31, 2022		$ 50	1,738,179	204,604	1,762,915	(153,509)	3,552,239
Balance (in Shares) at Dec. 31, 2022	[1]	20,000,000
Net income (loss)					2,333,587		2,333,587
Statutory reserves appropriation				138,473	(138,473)
Foreign currency translation adjustments						(105,029)	(105,029)
Balance at Dec. 31, 2023		$ 50	1,738,179	343,077	3,958,029	(258,538)	5,780,797
Balance (in Shares) at Dec. 31, 2023	[1]	20,000,000
Net income (loss)					(1,931,243)		(1,931,243)
Shares issued in initial public offering		$ 3	2,957,171				2,957,174
Shares issued in initial public offering (in Shares)	[1]	1,173,413
Foreign currency translation adjustments						(281,259)	(281,259)
Balance at Dec. 31, 2024		$ 53	$ 4,695,350	$ 343,077	$ 2,026,786	$ (539,797)	$ 6,525,469
Balance (in Shares) at Dec. 31, 2024	[1]	21,173,413

[1]	Share and per share data are presented on a retroactive basis to reflect the reorganization and the forward split at a ratio of 1-for-4, with effective date of July 15, 2024.